Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	BASIC MATERIALS — 2.4%
3,879	Celanese Corp.	$538,832
6,664	International Paper Co.[1]	330,868
2,444	PPG Industries, Inc.	329,500
		1,199,200
	COMMUNICATIONS — 13.4%
471	Alphabet, Inc. - Class A*	952,320
157	Alphabet, Inc. - Class C*	319,787
486	Amazon.com, Inc.*	1,503,164
6,898	Cisco Systems, Inc.	309,513
2,008	Expedia Group, Inc.	323,288
3,696	Facebook, Inc. - Class A*	952,164
2,241	Nice Ltd. - ADR*,2	514,399
3,608	T-Mobile US, Inc.*	432,852
5,383	Verizon Communications, Inc.	297,680
6,111	ViacomCBS, Inc.	394,098
3,579	Walt Disney Co.*	676,574
		6,675,839
	CONSUMER, CYCLICAL — 9.5%
3,754	Best Buy Co., Inc.[1]	376,714
5,121	BJ's Wholesale Club Holdings, Inc.*	205,762
11,843	Bloomin' Brands, Inc.	294,180
2,968	General Motors Co.	152,347
3,119	Home Depot, Inc.	805,762
4,772	Kohl's Corp.	263,653
6,344	Nautilus, Inc.*,1	116,793
3,346	NIKE, Inc. - Class B	450,974
11,756	PulteGroup, Inc.	530,313
5,121	Starbucks Corp.	553,222
11,611	Univar Solutions, Inc.*,1	231,175
4,501	Vista Outdoor, Inc.*,1	142,277
4,897	Walmart, Inc.	636,218
		4,759,390
	CONSUMER, NON-CYCLICAL — 22.6%
3,376	AbbVie, Inc.	363,730
2,136	Amedisys, Inc.*	541,775

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,095	Amgen, Inc.	$471,207
3,754	Baxter International, Inc.[1]	291,648
6,082	Bristol-Myers Squibb Co.	373,009
1,187	Cintas Corp.	384,992
5,296	Colgate-Palmolive Co.	398,259
3,288	CVS Health Corp.	224,011
2,619	Danaher Corp.[1]	575,316
3,928	Edwards Lifesciences Corp.*	326,417
3,434	Hershey Co.	500,162
4,249	Johnson & Johnson	673,297
1,717	Laboratory Corp. of America Holdings*	411,926
7,333	Merck & Co., Inc.	532,523
1,222	Molina Healthcare, Inc.*,1	264,881
1,405	Moody's Corp.[1]	386,220
1,804	PayPal Holdings, Inc.*	468,769
4,976	PepsiCo, Inc.	642,849
6,547	Procter & Gamble Co.	808,751
14,113	Sabre Corp.[1]	207,320
1,455	Stryker Corp.	353,114
2,706	Sysco Corp.	215,479
981	Teladoc Health, Inc.*	216,889
914	Thermo Fisher Scientific, Inc.	411,373
3,143	Tyson Foods, Inc. - Class A1	212,687
2,404	UnitedHealth Group, Inc.	798,657
1,071	Vertex Pharmaceuticals, Inc.*	227,641
		11,282,902
	ENERGY — 2.9%
5,500	Chevron Corp.	550,000
7,595	ConocoPhillips	395,016
10,621	Devon Energy Corp.	228,776
3,230	Phillips 66	268,252
		1,442,044
	FINANCIAL — 13.8%
4,394	American Express Co.[1]	594,332
2,607	Ameriprise Financial, Inc.	576,773
1,339	Assurant, Inc.	164,992

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
24,764	Bank of America Corp.	$859,558
416	BlackRock, Inc.	288,912
2,532	Crown Castle International Corp. - REIT	394,359
4,016	Equity LifeStyle Properties, Inc. - REIT	247,586
7,711	Hartford Financial Services Group, Inc.	390,871
4,540	JPMorgan Chase & Co.	668,152
19,118	KeyCorp	385,036
4,510	Marsh & McLennan Cos., Inc.[1]	519,642
8,235	MetLife, Inc.	474,336
2,590	Mid-America Apartment Communities, Inc. - REIT	348,951
6,661	State Street Corp.	484,721
2,939	Western Alliance Bancorp	268,948
2,763	Wintrust Financial Corp.	206,638
		6,873,807
	INDUSTRIAL — 9.1%
1,484	AptarGroup, Inc.	193,024
1,254	Boeing Co.	265,861
3,376	Caterpillar, Inc.	728,811
995	Deere & Co.	347,374
2,310	FedEx Corp.	587,895
2,910	Honeywell International, Inc.	588,838
1,862	II-VI, Inc.*,1	156,967
1,018	Lindsay Corp.	163,135
963	Lockheed Martin Corp.	318,031
4,278	MasTec, Inc.*,1	371,116
2,648	Republic Services, Inc.	235,910
954	Rockwell Automation, Inc.	232,089
2,473	Tetra Tech, Inc.[1]	342,189
		4,531,240
	TECHNOLOGY — 23.3%
2,334	Accenture PLC - Class A2	585,601
3,754	Advanced Micro Devices, Inc.*,1	317,250
1,944	ANSYS, Inc.*,1	662,885
13,619	Apple, Inc.	1,651,440
6,024	Applied Materials, Inc.	711,977
1,356	CACI International, Inc. - Class A*	300,137

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,579	Cadence Design Systems, Inc.*	$504,961
4,772	Fortinet, Inc.*,1	805,752
5,180	Intel Corp.	314,840
931	Intuit, Inc.	363,220
2,357	Manhattan Associates, Inc.*	289,793
6,835	Microsoft Corp.	1,588,317
1,688	NVIDIA Corp.	926,003
2,168	salesforce.com, Inc.*	469,372
3,658	Skyworks Solutions, Inc.	650,466
3,696	Synaptics, Inc.*,1	495,375
2,165	Synopsys, Inc.*	530,880
2,561	Texas Instruments, Inc.	441,183
		11,609,452
	UTILITIES — 1.7%
4,190	American Electric Power Co., Inc.	313,621
3,934	NextEra Energy, Inc.	289,070
4,569	Southern Co.	259,154
		861,845
	TOTAL COMMON STOCKS
	(Cost $33,208,410)	49,235,719
	SHORT-TERM INVESTMENTS — 12.8%

Units
COLLATERAL FOR SECURITIES LOANED — 10.9%
5,425,906	Securities Lending Fund II, LLC [3]	5,425,906

Principal Amount
$948,295	UMB Money Market Fiduciary, 0.01% [4]	948,295
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,374,201)	6,374,201
	TOTAL INVESTMENTS — 111.5%
	(Cost $39,582,611)	55,609,920
	Liabilities in Excess of Other Assets — (11.5)%	(5,721,306)
	TOTAL NET ASSETS — 100.0%	$49,888,614

ADR	— American Depository Receipt

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $5,296,488 at February 28, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.